Long-Term Investments	12 Months Ended
Jun. 30, 2022
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

10 — LONG-TERM INVESTMENTS

As of June 30, 2022 and 2021, long-term investments consisted of the following:

	As of June 30,
	2022	2021
Equity investment accounted for using the equity method (a)	$24,989,651	$771,520
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	22,395	23,232
	$25,012,046	$794,752

(a) For the years ended June 30, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following:

	June 30, 2022	June 30, 2021
Balance at beginning of the year	$771,520	$—
Investment in Beijing Deran	—	756,558
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	25,559,996	—
Business combination achieved in stages	(996,954)	—
Gain (loss) from equity method investments	580,816	(4,320)
Foreign exchange gain (loss)	(925,727)	19,282
Balance at end of the year	$24,989,651	$771,520

In May 2021, the Company acquired 33.38% equity interest in Beijing Deran, at cash consideration of made investment of $756,558. In May 2021, the Company paid the cash consideration of $378,279 and had an outstanding investment payable of $387,975 as of June 30, 2021, which was fully paid in July 2021.

Beijing Deran was engaged in AI solution system. The investment was for the purpose of diversifying the product lines. The Company is able to exercise significant influence over Beijing Deran, and the investment is accounted for using the equity method. For the years ended June 30, 2022 and 2021, equity investment gain of $8,166 and loss of $4,320 was recognized in the consolidated statements of operations and comprehensive income (loss), respectively.

On March 24, 2022, BaiJiaYun VIE acquired an additional 17.62% equity interest in Beijing Deran, at total consideration of $830,324. As a result, equity interest in Beijing Deran increased to 51%, and Beijing Deran became a consolidated subsidiary of the Company. The equity interest in Beijing Deran immediately before the acquisition date was remeasured to the fair value of $996,954, resulting in a gain of $203,473 which was included in gain (loss) from equity method investments , net in the consolidated statements of operations and comprehensive income (loss). Also see Note 5.

In October 2021, the Company made investments of $12,779,998 (RMB 82,500,000) to acquire 15% equity interest in Hongxin Wanda, which is a privately held entity. The Company was entitled to assign a director to the board of Hongxin Wanda, and exercised significant influence over the investee. The Company accounted for the investment using equity method. In April 2022, the Company made an additional investment of $12,779,998 (RMB 82,500,000) to acquire another 15% equity interest in Hongxin Wanda. For the year ended June 30, 2022, equity investment gain of $368,178 was recognized in the consolidated statements of operations and comprehensive income (loss).

In April 2022, the Company signed an investment agreement with Xinjiang ZhongWang Technology Co., Ltd., pursuant to which the Company planned to invest $790,036 (RMB 5,100,000) to acquire 51% of the investee by means of funding its registered capital. In June 2022, Xinjiang ZhongWang Technology Co., Ltd. changed its name to Xinjiang BaiJiaYun Technology Co., Ltd. (“XinJiang BaiJiaYun”) and registered the Company as its 51% shareholder with a claimed but unpaid registered capital of RMB5,100,000. According to the investment agreement, the transaction will be closed and the Company will obtain voting right equivalent to its ownership when the Company has paid the investment proceeds to fund the registered capital. As of the date of this report, the Company has not paid any of the proceeds and the investment transaction is not closed.

As of June 30, 2022 and 2021, the Company did not note other-than-temporary decline in fair value below the carrying value of the investments and did not accrue any impairment against the investments.

(b) For the years ended June 30, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:

	June 30, 2022	June 30, 2021
Balance at beginning of the year	$23,232	$—
Investment in Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	—	77,015
Transfer of investment in Wuhan Qiyunshilian	—	(54,364)
Foreign exchange gain (loss)	(837)	581
Balance at end of the year	$22,395	$23,232

In January 2021, the Company and a third-party entity set up Wuhan Qiyunshilian, over which the Company paid up $77,015 and owned 51% of the equity interest in Wuhan Qiyunshilian. In February 2021, BaiJiaYun VIE transferred 36% equity interest in Wuhan Qiyunshilian to an unrelated third-party at cash consideration of $54,364. As of June 30, 2022 and 2021, BaiJiaYun VIE had 15% equity interest in Wuhan Qiyunshilian amounting to $22,395 and $23,232, respectively.

Because the investment and transfer of investment happened concurrently with the same price for each unit of equity interest, and Wuhan Qinyunshilian did not commence operations in January 2021, the Company combined the investment and transfer of investment and accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. As of June 30, 2022 and 2021, the Company did not identify orderly transactions for similar investments of the investee, or any impairment indicators, and the Company did not record upward or downward adjustments or impairment against the investment.

The Company did not conduct any investment transactions for the year ended June 30, 2020.